Concentrations (Details) - Schedule of customer that accounted total revenue - USD ($)	12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue	$ 5,293,100		$ 4,065,411		$ 3,247,401
Total revenue percentage	23.00%		24.00%		62.00%
Customer A [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue	$ 3,062,302			[1]		[1]
Total revenue percentage	13.00%			[1]		[1]
Customer B [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue	$ 2,230,798			[1]		[1]
Total revenue percentage	10.00%			[1]		[1]
Customer F [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		[1]	$ 4,065,411			[1]
Total revenue percentage		[1]	24.00%			[1]
Customer G [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		[1]		[1]	$ 1,158,818
Total revenue percentage		[1]		[1]	22.00%
Customer H [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		[1]		[1]	$ 867,411
Total revenue percentage		[1]		[1]	17.00%
Customer I [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		[1]		[1]	$ 642,683
Total revenue percentage		[1]		[1]	12.00%
Customer J [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		[1]		[1]	$ 578,489
Total revenue percentage		[1]		[1]	11.00%

[1]	Represented the percentage below 10%